Annual Fund Operating Expenses (Invesco Moderate Allocation Fund, Class S, Invesco Moderate Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Allocation Fund | Class S, Invesco Moderate Allocation Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement	0.15% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.27% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.